Prepayments, Deposits and Other Receivables (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)
Robotics AI Platform [Member]
Prepayments, Deposits and Other Receivables [Line Items]
Prepaid to a related party	RM 5,751,779	$ 1,361,142	RM 5,517,306
IT Software [Member]
Prepayments, Deposits and Other Receivables [Line Items]
Prepaid to a third party	RM 1,510,284	$ 357,405		$ 1,406,508